INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES - Summary of Investments in Unconsolidated Subsidiaries and Affiliates (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Equity method	$ 271	$ 286
Cost method	48	47
Total	$ 319	$ 333